Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 10,585,079	R$ 9,027,075
Additions/(Amortization)	1,972,697	2,612,394
Write-offs		(1,054,390)
Transfers
Capitalized interest	258,961
Acquisitions of subsidiary	3,599,811
Intangible assets, beginning balance	16,416,548	10,585,079
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,478,986	2,739,028
Additions/(Amortization)	(1,142,824)	(1,164,210)
Write-offs		(1,947)
Transfers	701,387	906,115
Capitalized interest
Acquisitions of subsidiary	19,500
Intangible assets, beginning balance	2,057,049	2,478,986
Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,793,831	4,115,007
Additions/(Amortization)	(589,384)	(491,788)
Write-offs		(966)
Transfers	17,123	1,171,578
Capitalized interest
Acquisitions of subsidiary	3,214,407
Intangible assets, beginning balance	7,435,977	4,793,831
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	475,743	1,527,220
Additions/(Amortization)	2,636,426
Write-offs		(1,051,477)
Transfers
Capitalized interest
Acquisitions of subsidiary
Intangible assets, beginning balance	3,112,169	475,743
Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	109,524	109,900
Additions/(Amortization)	(9,791)	(8,731)
Write-offs
Transfers	15,557	8,355
Capitalized interest
Acquisitions of subsidiary
Intangible assets, beginning balance	115,290	109,524
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	154,035	175,345
Additions/(Amortization)	(56,380)	(24,800)
Write-offs
Transfers	5,001	3,490
Acquisitions of subsidiary	365,904
Intangible assets, beginning balance	468,560	154,035
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,572,960	360,575
Additions/(Amortization)	1,134,650	4,301,923
Write-offs
Transfers	(739,068)	(2,089,538)
Capitalized interest	258,961
Acquisitions of subsidiary
Intangible assets, beginning balance	3,227,503	2,572,960
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	34,630,541	31,444,050
Additions/(Amortization)	3,846,601	4,352,331
Write-offs	(3,200)	(1,165,840)
Transfers
Capitalized interest	258,961
Acquisitions of subsidiary	6,446,789
Intangible assets, beginning balance	45,179,692	34,630,541
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	19,911,004	19,117,515
Additions/(Amortization)
Write-offs		(112,626)
Transfers	701,387	906,115
Acquisitions of subsidiary	1,366,860
Intangible assets, beginning balance	21,979,251	19,911,004
Gross carrying amount [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	11,151,497	9,931,248
Additions/(Amortization)	75,525	50,408
Write-offs	(3,200)	(1,737)
Transfers	17,123	1,171,578
Acquisitions of subsidiary	4,598,839
Intangible assets, beginning balance	15,839,784	11,151,497
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	475,743	1,527,220
Additions/(Amortization)	2,636,426
Write-offs		(1,051,477)
Transfers
Acquisitions of subsidiary
Intangible assets, beginning balance	3,112,169	475,743
Gross carrying amount [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	186,221	177,866
Additions/(Amortization)
Write-offs
Transfers	15,557	8,355
Acquisitions of subsidiary
Intangible assets, beginning balance	201,778	186,221
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	333,116	329,626
Additions/(Amortization)
Write-offs
Transfers	5,001	3,490
Acquisitions of subsidiary	481,090
Intangible assets, beginning balance	819,207	333,116
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,572,960	360,575
Additions/(Amortization)	1,134,650	4,301,923
Write-offs
Transfers	(739,068)	(2,089,538)
Capitalized interest	258,961
Acquisitions of subsidiary
Intangible assets, beginning balance	3,227,503	2,572,960
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(24,045,462)	(22,416,975)
Additions/(Amortization)	(1,873,904)	(1,739,937)
Write-offs	3,200	111,450
Transfers
Capitalized interest
Acquisitions of subsidiary	(2,846,978)
Intangible assets, beginning balance	(28,763,144)	(24,045,462)
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(17,432,018)	(16,378,487)
Additions/(Amortization)	(1,142,824)	(1,164,210)
Write-offs		110,679
Transfers
Capitalized interest
Acquisitions of subsidiary	(1,347,360)
Intangible assets, beginning balance	(19,922,202)	(17,432,018)
Accumulated depreciation and amortisation [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(6,357,666)	(5,816,241)
Additions/(Amortization)	(664,909)	(542,196)
Write-offs	3,200	771
Transfers
Capitalized interest
Acquisitions of subsidiary	(1,384,432)
Intangible assets, beginning balance	(8,403,807)	(6,357,666)
Accumulated depreciation and amortisation [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(76,697)	(67,966)
Additions/(Amortization)	(9,791)	(8,731)
Write-offs
Transfers
Capitalized interest
Acquisitions of subsidiary
Intangible assets, beginning balance	(86,488)	(76,697)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(179,081)	(154,281)
Additions/(Amortization)	(56,380)	(24,800)
Write-offs
Transfers
Acquisitions of subsidiary	(115,186)
Intangible assets, beginning balance	(350,647)	R$ (179,081)
Accumulated depreciation and amortisation [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Capitalized interest